Significant Accounting Policies - Additional Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	$ 602,217	$ 1,129,122	$ 3,886,928	$ 11,619,760					$ 1,050,204
Impairment charges on equity method investments		0	0	0
Cash and cash equivalents	335,273	1,123,956	3,878,677	11,608,855
Restricted cash	266,944	5,166	8,251	10,905
Unutilized manufacturing cost	17,198	17,300	98,166	9,006
Sales return accrued liabilities	35,094	66,876	19,975	34,163
Advertising Expense	1,020	1,883	7,665	9,015
Employee retirement and other post-retirement benefits incurred	21,537	37,710	30,143	17,728
Assets not under fair value hierarchy	5,117,000	6,933,000	6,847,000	79,000
Foreign Currency Transaction Gain (Loss), before Tax	61,377	75,751	232,888	(67,115)
Cash and Cash Equivalents, at Carrying Value, Total	$ 148,827	381,740	857,713	6,218,979	¥ 1,086	¥ 2,710	¥ 5,916	¥ 39,631
ASU 2021-10
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2022				Jan. 01, 2022
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true				true
ASU 2022-03
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2024				Jan. 01, 2024
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true				true
ASU 2023-07
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2024				Jan. 01, 2024
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true				true
ASU 2025-05
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2024				Jan. 01, 2024
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true				true
Change in Accounting Principle, Accounting Standards Update, Early Adoption [true false]	true				true
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Shipping, Handling and Transportation Costs	$ 7,098	7,631	15,062	50,247
Fair Value, Recurring [Member]
Significant Accounting Policies [Line Items]
Financial assets measured on recurring basis	2,846,497	1,692,870	408,808	0
Fair Value of Assets	2,846,497	1,692,870	408,808	0
Level 1 [Member] | Fair Value, Recurring [Member]
Significant Accounting Policies [Line Items]
Financial assets measured on recurring basis	712,181	534,985	0	0
Fair Value of Assets	712,181	534,985	0	0
Level 2 [Member] | Fair Value, Recurring [Member]
Significant Accounting Policies [Line Items]
Financial assets measured on recurring basis	2,134,316	1,157,885	408,808	0
Fair Value of Assets	$ 2,134,316	$ 1,157,885	$ 408,808	$ 0
Use Rights [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years				20 years
Use Rights [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	50 years				50 years
Computer Software and Cloud Computing Websites [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years				3 years
Computer Software and Cloud Computing Websites [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years				10 years